Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Apr. 30, 2024	Jun. 30, 2023	Dec. 08, 2022	Jul. 11, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 27, 2021	Jun. 30, 2020	Feb. 28, 2020
C000260041
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Enhanced Pre-Merger SPAC ETF
Account Value	$ 11,867	$ 11,139		$ 10,597		$ 10,000
C000260042
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Patriot ETF
Account Value	$ 12,041	10,496		9,192			$ 8,328	$ 10,000
C000260043
Account Value [Line Items]
Line Graph and Table Measure Name	The Opal Dividend Income ETF
Account Value	$ 16,221	13,584		11,984			11,810		$ 11,466	$ 10,000
C000260044
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Active Yield ETF
Account Value	$ 10,300	10,319	$ 10,000
C000260045
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Renewable Energy Income ETF
Account Value	$ 10,441	9,205		10,020	$ 10,000
C000260046
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF
Account Value	$ 17,900	15,824		12,794			10,801		18,302		$ 13,482	$ 10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	10,775	10,163		9,895		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	13,731	11,923		9,572			8,004	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	17,683	15,355		12,328			10,308		11,532	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	12,521	10,872	$ 10,000
MSCI World Net Total Return Index
Account Value [Line Items]
Account Value	15,685	13,492		11,225	10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Account Value	24,778	21,421		16,527			13,102		$ 17,111		$ 11,782	$ 10,000
ICE BofA US Treasuries 0-3 Years Index
Account Value [Line Items]
Account Value	11,187	10,613		10,126		$ 10,000
S&P 900 Total Return Index
Account Value [Line Items]
Account Value	13,601	11,854		9,566			$ 8,007	$ 10,000
S&P Global Infrastructure Total Return Index
Account Value [Line Items]
Account Value	$ 13,969	$ 10,935		$ 10,218	$ 10,000